Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
	2019	2018
	£m	£m
As at 1 January	20,559	23,826
Issuances	1,352	221
Redemptions	(3,248)	(3,246)
Other	(507)	(242)
As at 31 December	18,156	20,559

Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	2019	2018
	£m	£m
Undated subordinated liabilities	303	3,522
Dated subordinated liabilities	17,853	17,037
Total subordinated liabilities	18,156	20,559

Undated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
Undated subordinated liabilities
		2019	2018
	Initial call date	£m	£m
Barclays Bank PLC issued
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	16	16
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	203	199
Reserve Capital Instruments (RCIs)
6.3688% Step-up Callable Perpetual Reserve Capital Instruments	2019	-	34
14% Step-up Callable Perpetual Reserve Capital Instruments	2019	-	3,189
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	53	51
Undated Notes
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	29	30
Total undated subordinated liabilities		303	3,522

Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
Dated subordinated liabilities
			2019	2018
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m)	2020	2025	1,072	1,130
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,309	1,367
4.375% Fixed Rate Subordinated Notes (USD 1,250m)	#REF!	2024	995	982
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	116	116
5.20% Fixed Rate Subordinated Notes (USD 2,050m)	#REF!	2026	1,561	1,509
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,578	1,523
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,152	-
Barclays Bank PLC issued	#REF!
Floating Rate Subordinated Notes (EUR 50m)		2019	-	45
5.14% Lower Tier 2 Notes (USD 1,094m)		2020	832	851
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	1,375	1,474
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	239	256
Subordinated Floating Rate Notes (EUR 100m)		2021	85	89
10% Fixed Rate Subordinated Notes		2021	2,157	2,194
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	1,123	1,143
Subordinated Floating Rate Notes (EUR 50m)		2022	43	45
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	957	1,032
7.625% Contingent Capital Notes (USD 3,000m)		2022	2,284	2,272
Subordinated Floating Rate Notes (EUR 50m)		2023	42	45
5.75% Fixed Rate Subordinated Notes		2026	350	351
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	105	107
6.33% Subordinated Notes		2032	62	61
Subordinated Floating Rate Notes (EUR 68m)		2040	58	61
External issuances by other subsidiaries		2021-2024	358	384
Total dated subordinated liabilities			17,853	17,037